Debt (Details) - USD ($)	Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Total	$ 48,425,000		$ 51,064,000		$ 24,726,000
Current portion	12,381,000	[1]	11,416,000	[2]	565,000	[2]
Total long term debt	36,044,000		39,648,000		24,161,000
IM Term Loan [Member]
Debt Instrument [Line Items]
Term Note	12,500,000		12,750,000		13,000,000
Seller Note	4,692,000		5,366,000		5,045,000
Contingent obligation - due to seller	5,766,000	[1]	5,766,000	[2]	6,681,000	[2]
Total	12,500,000		12,750,000
JR Term Loan [Member]
Debt Instrument [Line Items]
Term Note	9,000,000		9,000,000		0
Seller Note	2,683,000	[1]	4,398,000	[1]	0
Contingent obligation - due to seller	3,784,000		3,784,000		0
Total	9,000,000		9,000,000
H Term Loan [Member]
Debt Instrument [Line Items]
Term Note	10,000,000		10,000,000		$ 0
Total	$ 10,000,000		$ 10,000,000

[1]	$5.77 million of the current portion of long-term debt consists of contingent obligation related to IM Brands, described below, which is payable in common stock or cash, at the Company’s option. The current portion of long-term debt also includes the $2.24 million fair value of the Ripka Seller Notes, which was redeemed on April 21, 2015 for shares of our common stock (See Note 10, Subsequent Events).
[2]	$5.766 million of the current portion of long-term debt is the contingent obligation - IM Seller, that is payable in common stock or cash, at the Company’s option.